FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL EXPENSES
Schedule of analysis of financial expenses

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2021	2020	2019

Commission expenses due to early collection of credit card receivables	(461,270)	(225,242)	(185,093)
Foreign currency exchange losses	(343,450)	(44,804)	(19,358)
Interest expenses on purchases	(83,710)	(66,616)	(24,445)
Interest expenses on bank borrowings	(55,888)	(36,583)	(25,502)
Net fair value losses on financial assets at fair value (Note 4)	(40,250)	—	—
Interest expenses on lease liabilities	(31,696)	(20,036)	(18,733)
Other	(406)	(3,136)	(149)

	(1,016,670)	(396,417)	(273,280)